Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Key Terms and Conditions Related to the Grants	The key terms and conditions related to the grants under these programs at December 31, 2024 are as follows:
	Number of		Contractual
	options		life of
Plan	outstanding	Vesting conditions	options
Equity Incentive Plan Board	46,547	1 year service from grant date	6 years
Equity Incentive Plan Management & Staff	564,766	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Management & Staff	564,766	3 years’ service from grant date (50%)	8 years

Schedule of Fair Value of the Options was Measured

The fair value of the options was measured based on the Black-Scholes formula.

	Stock Option Plan
	Equity Incentive	Equity Incentive	Equity Incentive	Equity Incentive
	Plan 2024	Plan 2024	Plan 2023	Plan 2023
Fair value at grant date	$0.2417 (2 year vesting) 1) $0.2805 (3 year vesting) 1)	$0.7319 (1 year vesting) 2) $1.0056 (2 year vesting) 2) $1.1199 (3 year vesting) 2)	$1.72 (2 year vesting) 1) $1.96 (3 year vesting) 1)	$6.674 (1 year vesting) 2) $10.918 (2 year vesting) 2) $12.82 (3 year vesting) 2)

Share price at grant date	$0.41	$1.57	$2.92	$19.2
Exercise price	$0.48	$1.57	$2.92	$1.57
Expected volatility	116.64%	121.07%	108.87%	107.20%
Expected life	2 and 3 years	1, 2 and 3 years	2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	4.26%	5.01%	4.90%	3.75%

1)	October grants for the respective year

2)	April grants for the respective year

Schedule of Exercise Prices for Outstanding Options

The range of exercise prices for outstanding options was $0.48 to $12,640 as of December 31, 2024 and $2.92 to $12,640 as of December 31, 2023.

	2024			2023
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
	Number of	exercise	remaining	Number of	exercise	remaining
	options	price	term	options	price	term
Outstanding at January 1	145,324	26.35	5.62	7,884	416.82	6.22
Impact of repricing	-	(19.61)	-	-	-	-
Forfeited during the year	(2,819)	-	-	(1,467)	-	-
Exercised during the year		-	-		-	-
Granted during the year	1,033,579	0.76	-	138,907	5.30	-
Outstanding at December 31	1,176,084	1.20	5.37	145,324	26.35	5.62
Exercisable at December 31	9,267	-	-	2,630	-	-